UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   April 18, 2020 to May 15, 2020

Commission File Number of issuing entity:  333-165147-06

Central Index Key Number of issuing entity:  0001569455

J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C10
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-165147

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548567

CIBC Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001567746

Redwood Commercial Mortgage Corporation
(Exact name of sponsor as specified in its charter)

Bradley J. Horn (212) 834-9708
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3900613
38-3903307
38-7092917
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-SB			X
A-S			X
B			X
C			X
D			X
X-A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On May 15, 2020 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C10.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C10 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on May 15, 2020

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
3	2.63%	0	N/A

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C10 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from April 18, 2020 to May 15, 2020.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on May 15, 2020. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G for this asset class on February 12, 2020. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

CIBC Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on January 30, 2020. The CIK number for CIBC Inc. is 0001548567.

Redwood Commercial Mortgage Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 6, 2020. The CIK number for Redwood Commercial Mortgage Corporation is 0001567746.

Except as otherwise disclosed in this report, no material funds are permitted under the Pooling and Servicing Agreement to remain in any transaction account established thereunder after distributions are made from funds in that account to investors on a Distribution Date, or after remittances are made on the applicable remittance date to the Trustee of funds to be distributed to investors on the related Distribution Date, as applicable, other than (a) funds to be distributed on the next distribution date, and (b) funds permitted under the Pooling and Servicing Agreement to be held to pay expenses permitted to be paid or reimbursed thereunder.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Beginning on June 18, 2014, a group of institutional investors filed civil complaints in the Supreme Court of the State of New York, New York County, and later the U.S. District Court for the Southern District of New York, against Wells Fargo Bank, N.A., (“Wells Fargo Bank”) in its capacity as trustee for certain residential mortgage backed securities (“RMBS”) trusts.  The complaints against Wells Fargo Bank alleged that the trustee caused losses to investors and asserted causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought included money damages in an unspecified amount, reimbursement of expenses, and equitable relief. In November 2018, Wells Fargo Bank reached an agreement, in which it denied any wrongdoing, to resolve such claims on a classwide basis for the 271 RMBS trusts at issue.  On May 6, 2019, the court entered an order approving the settlement agreement.  Separate lawsuits against Wells Fargo Bank making similar allegations filed by certain other institutional investors concerning several RMBS trusts in New York federal and state court are not covered by the settlement agreement.

In addition to the foregoing cases, in August 2014 and August 2015 Nomura Credit & Capital Inc. (“Nomura”) and Natixis Real Estate Holdings, LLC (“Natixis”) filed a total of seven third-party complaints against Wells Fargo Bank in New York state court. In the underlying first-party actions, Nomura and Natixis have been sued for alleged breaches of representations and warranties made in connection with residential mortgage-backed securities sponsored by them. In the third-party actions, Nomura and Natixis allege that Wells Fargo Bank, as master servicer, primary servicer or securities administrator, failed to notify Nomura and Natixis of their own breaches, failed to properly oversee the primary servicers, and failed to adhere to accepted servicing practices. Natixis additionally alleges that Wells Fargo Bank failed to perform default oversight duties. Wells Fargo has asserted counterclaims alleging that Nomura and Natixis failed to provide Wells Fargo notice of their representation and warranty breaches.

With respect to each of the foregoing litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the related RMBS trusts.

Item 6. Significant Obligors of Pool Assets.

The Shops at Riverside Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on March 11, 2013 pursuant to Rule 424(b)(5) (the “Prospectus Supplement”)) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. In accordance with Item 1112(b)(1) of Regulation AB, the most recent unaudited net operating income of the significant obligor is $3,131,365.00for the period January 1, 2020 through March 31, 2020.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C10, relating to the May 15, 2020 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ Bradley J. Horn
Bradley J. Horn, Executive Director

Date: May 23, 2020